(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

OVERSEAS
FUND - CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              10    The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     13    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            14    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   26    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  34    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR OVERSEAS FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997    PAST 6   PAST 1   PAST 5   LIFE OF
                                MONTHS   YEAR     YEARS    FUND

Advisor Overseas - Class A      9.75%    9.90%    66.75%   76.42%

Advisor Overseas - Class A      3.99%    4.13%    58.00%   67.16%
 (incl. max. 5.25% sales
charge)

MSCI EAFE Index                 1.57%    -0.89%   65.37%   54.11%

International Funds Average     6.17%    5.43%    66.38%   n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 23, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 396 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997       PAST 1   PAST 5   LIFE OF
                                   YEAR     YEARS    FUND

Advisor Overseas - Class A         9.90%    10.77%   8.41%

Advisor Overseas - Class A         4.13%    9.58%    7.59%
 (incl. max. 5.25% sales charge)

MSCI EAFE Index                    -0.89%   10.58%   6.35%

International Funds Average        5.43%    10.58%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Overseas -CL A           MS EAFE Index (Net)
             00252                       MS001
  1990/04/23       9475.00                    10000.00
  1990/04/30       9370.78                     9758.32
  1990/05/31       9778.20                    10871.75
  1990/06/30      10270.90                    10776.00
  1990/07/31      10877.30                    10927.78
  1990/08/31       9579.23                     9866.60
  1990/09/30       8764.38                     8491.55
  1990/10/31       9048.63                     9814.69
  1990/11/30       9058.10                     9235.74
  1990/12/31       8970.25                     9385.36
  1991/01/31       9189.97                     9688.93
  1991/02/28       9600.75                    10727.57
  1991/03/31       9065.78                    10083.57
  1991/04/30       9056.23                    10182.59
  1991/05/31       9065.78                    10288.84
  1991/06/30       8387.52                     9532.81
  1991/07/31       8865.17                    10001.17
  1991/08/31       8998.91                     9798.07
  1991/09/30       9467.01                    10350.28
  1991/10/31       9342.82                    10497.00
  1991/11/30       9103.99                    10006.96
  1991/12/31       9578.32                    10523.75
  1992/01/31       9607.41                    10298.96
  1992/02/29       9830.38                     9930.34
  1992/03/31       9529.85                     9274.77
  1992/04/30      10024.28                     9318.86
  1992/05/31      10431.45                     9942.63
  1992/06/30      10266.64                     9471.02
  1992/07/31       9869.16                     9228.63
  1992/08/31       9597.71                     9807.46
  1992/09/30       9452.29                     9613.79
  1992/10/31       8793.06                     9109.50
  1992/11/30       8676.72                     9195.22
  1992/12/31       9115.33                     9242.78
  1993/01/31       9576.00                     9241.65
  1993/02/28       9781.83                     9520.81
  1993/03/31      10379.71                    10350.70
  1993/04/30      11183.43                    11333.00
  1993/05/31      11477.47                    11572.36
  1993/06/30      11163.83                    11391.80
  1993/07/31      11712.71                    11790.57
  1993/08/31      12487.02                    12427.06
  1993/09/30      12359.60                    12147.34
  1993/10/31      12673.25                    12521.69
  1993/11/30      12183.18                    11427.16
  1993/12/31      12928.83                    12252.29
  1994/01/31      13782.89                    13288.16
  1994/02/28      13596.37                    13251.36
  1994/03/31      13252.78                    12680.60
  1994/04/30      13822.16                    13218.63
  1994/05/31      13566.92                    13142.74
  1994/06/30      13458.94                    13328.47
  1994/07/31      13802.53                    13456.65
  1994/08/31      13930.15                    13775.24
  1994/09/30      13498.20                    13341.38
  1994/10/31      13802.53                    13785.64
  1994/11/30      13262.60                    13123.10
  1994/12/31      13184.58                    13205.28
  1995/01/31      12640.58                    12697.99
  1995/02/28      12670.26                    12661.55
  1995/03/31      13065.89                    13451.26
  1995/04/30      13451.64                    13957.15
  1995/05/31      13600.00                    13790.77
  1995/06/30      13698.91                    13548.93
  1995/07/31      14292.36                    14392.43
  1995/08/31      13876.95                    13843.41
  1995/09/30      14045.09                    14113.77
  1995/10/31      13768.15                    13734.39
  1995/11/30      13896.73                    14116.54
  1995/12/31      14323.79                    14685.30
  1996/01/31      14582.77                    14745.58
  1996/02/29      14612.65                    14795.43
  1996/03/31      14821.83                    15109.63
  1996/04/30      15210.31                    15548.91
  1996/05/31      15210.31                    15262.79
  1996/06/30      15319.88                    15348.69
  1996/07/31      14871.64                    14900.09
  1996/08/31      14971.25                    14932.73
  1996/09/30      15389.60                    15329.43
  1996/10/31      15230.23                    15172.57
  1996/11/30      16017.14                    15776.26
  1996/12/31      16093.29                    15573.32
  1997/01/31      16093.29                    15028.29
  1997/02/28      16451.86                    15274.09
  1997/03/31      16588.96                    15329.40
  1997/04/30      16726.06                    15410.74
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class A on April 23, 1990, when the fund started, and the current maximum 5.25% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $16,716 - a 67.16% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $15,411 - a 54.11% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating
value of its currency create
these risks. For these reasons
an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.
(checkmark)
FIDELITY ADVISOR OVERSEAS FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997    PAST 6   PAST 1   PAST 5   LIFE OF
                                MONTHS   YEAR     YEARS    FUND

Advisor Overseas - Class T      9.78%    9.99%    66.90%   76.57%

Advisor Overseas - Class T      5.94%    6.14%    61.06%   70.39%
 (incl. max. 3.50% sales
charge)

MSCI EAFE Index                 1.57%    -0.89%   65.37%   54.11%

International Funds Average     6.17%    5.43%    66.38%   n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 23, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 396 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997       PAST 1   PAST 5   LIFE OF
                                   YEAR     YEARS    FUND

Advisor Overseas - Class T         9.99%    10.79%   8.43%

Advisor Overseas - Class T         6.14%    10.00%   7.88%
 (incl. max. 3.50% sales charge)

MSCI EAFE Index                    -0.89%   10.58%   6.35%

International Funds Average        5.43%    10.58%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Overseas -CL T           MS EAFE Index (Net)
             00175                       MS001
  1990/04/23       9650.00                    10000.00
  1990/04/30       9543.85                     9758.32
  1990/05/31       9958.80                    10871.75
  1990/06/30      10460.60                    10776.00
  1990/07/31      11078.20                    10927.78
  1990/08/31       9756.15                     9866.60
  1990/09/30       8926.25                     8491.55
  1990/10/31       9215.75                     9814.69
  1990/11/30       9225.40                     9235.74
  1990/12/31       9135.93                     9385.36
  1991/01/31       9359.71                     9688.93
  1991/02/28       9778.07                    10727.57
  1991/03/31       9233.22                    10083.57
  1991/04/30       9223.49                    10182.59
  1991/05/31       9233.22                    10288.84
  1991/06/30       8542.43                     9532.81
  1991/07/31       9028.91                    10001.17
  1991/08/31       9165.12                     9798.07
  1991/09/30       9641.86                    10350.28
  1991/10/31       9515.38                    10497.00
  1991/11/30       9272.14                    10006.96
  1991/12/31       9755.23                    10523.75
  1992/01/31       9784.85                    10298.96
  1992/02/29      10011.95                     9930.34
  1992/03/31       9705.86                     9274.77
  1992/04/30      10209.42                     9318.86
  1992/05/31      10624.12                     9942.63
  1992/06/30      10456.27                     9471.02
  1992/07/31      10051.44                     9228.63
  1992/08/31       9774.98                     9807.46
  1992/09/30       9626.87                     9613.79
  1992/10/31       8955.46                     9109.50
  1992/11/30       8836.98                     9195.22
  1992/12/31       9283.69                     9242.78
  1993/01/31       9752.86                     9241.65
  1993/02/28       9962.49                     9520.81
  1993/03/31      10571.42                    10350.70
  1993/04/30      11389.98                    11333.00
  1993/05/31      11689.46                    11572.36
  1993/06/30      11370.02                    11391.80
  1993/07/31      11929.04                    11790.57
  1993/08/31      12717.65                    12427.06
  1993/09/30      12587.88                    12147.34
  1993/10/31      12907.32                    12521.69
  1993/11/30      12408.19                    11427.16
  1993/12/31      13167.62                    12252.29
  1994/01/31      14037.46                    13288.16
  1994/02/28      13847.49                    13251.36
  1994/03/31      13497.56                    12680.60
  1994/04/30      14077.45                    13218.63
  1994/05/31      13817.50                    13142.74
  1994/06/30      13707.52                    13328.47
  1994/07/31      14057.46                    13456.65
  1994/08/31      14187.43                    13775.24
  1994/09/30      13747.51                    13341.38
  1994/10/31      14057.46                    13785.64
  1994/11/30      13507.56                    13123.10
  1994/12/31      13428.10                    13205.28
  1995/01/31      12874.05                    12697.99
  1995/02/28      12904.27                    12661.55
  1995/03/31      13307.21                    13451.26
  1995/04/30      13700.08                    13957.15
  1995/05/31      13851.19                    13790.77
  1995/06/30      13951.92                    13548.93
  1995/07/31      14556.34                    14392.43
  1995/08/31      14133.25                    13843.41
  1995/09/30      14304.50                    14113.77
  1995/10/31      14022.44                    13734.39
  1995/11/30      14153.40                    14116.54
  1995/12/31      14588.34                    14685.30
  1996/01/31      14852.11                    14745.58
  1996/02/29      14882.54                    14795.43
  1996/03/31      15095.59                    15109.63
  1996/04/30      15491.24                    15548.91
  1996/05/31      15491.24                    15262.79
  1996/06/30      15602.83                    15348.69
  1996/07/31      15146.31                    14900.09
  1996/08/31      15247.76                    14932.73
  1996/09/30      15683.99                    15329.43
  1996/10/31      15521.67                    15172.57
  1996/11/30      16323.12                    15776.26
  1996/12/31      16398.87                    15573.32
  1997/01/31      16398.87                    15028.29
  1997/02/28      16772.54                    15274.09
  1997/03/31      16911.33                    15329.40
  1997/04/30      17039.45                    15410.74
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class T on April 23, 1990, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $17,039 - a 70.39% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $15,411 - a 54.11% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes
in a country's financial
markets, its local political and
economic climate, and the
fluctuating value of its currency
create these risks. For these
reasons an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.
(checkmark)
FIDELITY ADVISOR OVERSEAS FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on July 3, 1995. Class B shares bear a 1.00% 12b-1/shareholder service fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class B's contingent deferred sales charges included in the past six months, past one year, past five years and life of fund total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997         PAST 6   PAST 1    PAST 5    LIFE OF
                                     MONTHS   YEAR      YEARS     FUND

Advisor Overseas - Class B           9.51%    9.22%     65.04%    74.61%

Advisor Overseas - Class B           4.51%    4.22%     63.04%    74.61%
 (incl. contingent deferred sales
charge)

MSCI EAFE Index                      1.57%    -0.89%    65.37%    54.11%

International Funds Average          6.17%    5.43%     66.38%    n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 23, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 396 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997                PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor Overseas - Class B                  9.22%    10.54%   8.26%

Advisor Overseas - Class B                  4.22%    10.27%   8.26%
 (incl. contingent deferred sales charge)

MSCI EAFE Index                             -0.89%   10.58%   6.35%

International Funds Average                 5.43%    10.58%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Overseas -CL B           MS EAFE Index (Net)
             00654                       MS001
  1990/04/23      10000.00                    10000.00
  1990/04/30       9890.00                     9758.32
  1990/05/31      10320.00                    10871.75
  1990/06/30      10840.00                    10776.00
  1990/07/31      11480.00                    10927.78
  1990/08/31      10110.00                     9866.60
  1990/09/30       9250.00                     8491.55
  1990/10/31       9550.00                     9814.69
  1990/11/30       9560.00                     9235.74
  1990/12/31       9467.28                     9385.36
  1991/01/31       9699.18                     9688.93
  1991/02/28      10132.72                    10727.57
  1991/03/31       9568.11                    10083.57
  1991/04/30       9558.02                    10182.59
  1991/05/31       9568.11                    10288.84
  1991/06/30       8852.26                     9532.81
  1991/07/31       9356.38                    10001.17
  1991/08/31       9497.53                     9798.07
  1991/09/30       9991.56                    10350.28
  1991/10/31       9860.49                    10497.00
  1991/11/30       9608.44                    10006.96
  1991/12/31      10109.05                    10523.75
  1992/01/31      10139.74                    10298.96
  1992/02/29      10375.08                     9930.34
  1992/03/31      10057.89                     9274.77
  1992/04/30      10579.71                     9318.86
  1992/05/31      11009.45                     9942.63
  1992/06/30      10835.51                     9471.02
  1992/07/31      10416.00                     9228.63
  1992/08/31      10129.51                     9807.46
  1992/09/30       9976.03                     9613.79
  1992/10/31       9280.27                     9109.50
  1992/11/30       9157.49                     9195.22
  1992/12/31       9620.40                     9242.78
  1993/01/31      10106.59                     9241.65
  1993/02/28      10323.83                     9520.81
  1993/03/31      10954.84                    10350.70
  1993/04/30      11803.09                    11333.00
  1993/05/31      12113.43                    11572.36
  1993/06/30      11782.40                    11391.80
  1993/07/31      12361.70                    11790.57
  1993/08/31      13178.91                    12427.06
  1993/09/30      13044.43                    12147.34
  1993/10/31      13375.46                    12521.69
  1993/11/30      12858.23                    11427.16
  1993/12/31      13645.20                    12252.29
  1994/01/31      14546.59                    13288.16
  1994/02/28      14349.73                    13251.36
  1994/03/31      13987.11                    12680.60
  1994/04/30      14588.03                    13218.63
  1994/05/31      14318.65                    13142.74
  1994/06/30      14204.68                    13328.47
  1994/07/31      14567.31                    13456.65
  1994/08/31      14702.00                    13775.24
  1994/09/30      14246.13                    13341.38
  1994/10/31      14567.31                    13785.64
  1994/11/30      13997.47                    13123.10
  1994/12/31      13915.13                    13205.28
  1995/01/31      13340.98                    12697.99
  1995/02/28      13372.30                    12661.55
  1995/03/31      13789.86                    13451.26
  1995/04/30      14196.98                    13957.15
  1995/05/31      14353.56                    13790.77
  1995/06/30      14457.95                    13548.93
  1995/07/31      15084.29                    14392.43
  1995/08/31      14645.85                    13843.41
  1995/09/30      14823.32                    14113.77
  1995/10/31      14531.03                    13734.39
  1995/11/30      14666.73                    14116.54
  1995/12/31      15108.74                    14685.30
  1996/01/31      15373.43                    14745.58
  1996/02/29      15384.02                    14795.43
  1996/03/31      15585.19                    15109.63
  1996/04/30      15987.52                    15548.91
  1996/05/31      15966.35                    15262.79
  1996/06/30      16072.23                    15348.69
  1996/07/31      15595.78                    14900.09
  1996/08/31      15691.07                    14932.73
  1996/09/30      16125.16                    15329.43
  1996/10/31      15945.17                    15172.57
  1996/11/30      16771.02                    15776.26
  1996/12/31      16838.38                    15573.32
  1997/01/31      16838.38                    15028.29
  1997/02/28      17205.39                    15274.09
  1997/03/31      17338.86                    15329.40
  1997/04/30      17461.20                    15410.74
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class B on April 23, 1990, when the fund started. As the chart shows, by April 30, 1997, the value of the investment would have been $17,461 - a 74.61% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $15,411 - a 54.11% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating
value of its currency create
these risks. For these reasons
an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Richard Mace, Portfolio Manager of Fidelity Advisor Overseas Fund
Q. HOW DID THE FUND PERFORM, RICK?
A. For the six months that ended April 30, 1997, the fund's Class A, Class T and Class B shares produced returns of 9.75%, 9.78% and 9.51%, respectively. For the same period, the Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE) returned 1.57%. The international funds average, according to Lipper Analytical Services, had a six-month return of 6.17%. For the 12 months that ended April 30, 1997, the fund's Class A, Class T and Class B shares returned 9.90%, 9.99% and 9.22%, respectively, while the EAFE index and Lipper peer group returned -0.89% and 5.43%, respectively.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG SHOWING?
A. Individual stock selection had the biggest influence on the fund's return, as several of the fund's larger positions performed well. Market selection also played a key role during this time, specifically the fund's underweighting in Japan relative to the EAFE index. While the EAFE index had an approximate Japanese weighting of 30%, I kept the fund at around 22% on average. As Japan's well-documented economic woes continued to hamper the overall performance of Japanese securities, my strategy of underweighting Japanese securities worked in the fund's favor. I would add, however, that while market selection is important, I place more emphasis on analyzing the specific pluses and minuses of a stock than I do on the country where a stock is issued.
Q. HOW DID THE FUND'S EUROPEAN HOLDINGS PERFORM?
A. The overall decline in European interest rates had favorable implications for the European stock markets. This rate environment, which may have been related to continuing optimism on proposed economic unity throughout Europe, led to strong performances in countries such as Spain, Italy and Sweden. In Europe, I basically continued my strategy of looking for companies based on three themes: those that would benefit from a rising dollar, those that would gain from the overall improvement of world economies and those companies that were engaging in restructurings designed to improve the return on capital employed in their businesses.
Q. DID YOUR STRATEGIES LEAD YOU TO ANY OTHER REGIONS OF THE WORLD?
A. The fund's Latin American positions - with the exception of Telebras, a privatized telecommunications company based in Brazil - have been relatively uneventful. I'll invest in emerging market stocks, but only when valuations are attractive. If an emerging market stock is undervalued and has a potentially attractive risk/reward tradeoff, I'll consider adding it to the portfolio. The other area that came into play was Canada. I've previously mentioned my strategy of looking for stocks that can benefit from improving economies, and Canada's many natural resource-related stocks fit that bill. Stocks such as Inco, a nickel producer, aluminum-producer Alcan, and Noranda, a paper and forest products company, reflected this strategy.
Q. FOLLOWING THE LEAD OF AMERICAN CORPORATIONS, INTERNATIONAL COMPANIES HAVE BEEN IMPLEMENTING VARIOUS COST-CUTTING AND RESTRUCTURING STRATEGIES. CAN YOU EXPLAIN WHY THIS IS A POSITIVE DEVELOPMENT? HOW HAS THIS TREND AFFECTED THE FUND?
A. Worldwide, company managements have gotten smarter about how they run their businesses. In order to earn returns above their cost of capital, companies have had to reduce expenses, either by cutting personnel, restructuring their balance sheets or upgrading their technology. As they strive to become more shareholder-friendly, international companies also are coming up with new ways to utilize their existing assets. In terms of the fund, several individual holdings are good illustrations of this trend. For example, Volvo, one of the fund's more significant stakes and a strong performer during the period, divested many of its non-core businesses and has announced plans to implement a share redemption program in which the company will buy back one of every 20 outstanding shares. As companies strive to push their share prices up, they can do one of two things. They can wait for investors to bid the price up or they can take a proactive approach and try to increase the value themselves. In the case of Volvo, management has taken a proactive stance and set forth a list of goals for doing this; for the most part, the company has seen its plan through. This emphasis on managing core businesses to be more efficient can enhance a company's value and put smiles on the faces of money managers throughout the world.
Q. WHICH INDIVIDUAL STOCK POSITIONS BENEFITED THE FUND? WERE THERE ANY DISAPPOINTMENTS?
A. As I mentioned earlier, individual stock selection was a real key to the fund's performance. Aside from the strong performances of Volvo and Telebras, the fund's positions in Total, a French-based oil company, and Alcatel, which specializes in telecommunications and electrical equipment, turned in good results. Disappointments included the poor performance of several Japanese brokerage companies, including Nomura Securities and Nikko Securities.
Q. WHAT'S YOUR OUTLOOK?
A. More and more, individual stock selection is outdistancing country selection in terms of performance influence. In my opinion, this trend will most likely continue and will place even more emphasis on thorough research and analysis of individual stocks. With this in mind, I'll continue to use my three-pronged approach of looking for stocks that can benefit from a rising dollar, stronger economies and increased corporate efficiencies.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks growth of
capital primarily through
investments in foreign
securities
START DATE: April 23, 1990
SIZE: as of April 30, 1997,
more than $1.1 billion
MANAGER: Richard Mace,
since 1996; joined Fidelity
in 1987
(checkmark)
RICK MACE ON FIDELITY'S
INTERNATIONAL STOCK PICKING
PROCESS:
"Over the past few years,
Fidelity has been increasing
its presence on the
international investing stage.
The process of searching the
globe for attractive
investment opportunities isn't
all that different from choosing
domestic stocks. Like U.S.
stock fund managers, we
target stocks, conduct our
analysis, pick up the phone
and visit companies on a
regular basis. The best way to
find opportunities is to take a
hands-on approach; if you
turn over enough rocks and
kick enough tires, you'll find
some winners. Fidelity's
international stock picking
machine involves hundreds
of analysts and fund
managers, located in several
countries around the world.
We consider our international
team to be among the best
and brightest in the industry,
and we function as a
complete team. The fact that
we have aggressively grown
our international staff, I think, is
a reflection of Fidelity's
commitment to being
successful internationally. And
we've started to see the
benefits. Fidelity recently won
several distinguished awards
for its international research
and fund management.
Perhaps most significantly,
those awards singled out
Fidelity's impressive devotion
to teamwork. One award, in
fact, identified "Team Fidelity"
as its honoree."
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF APRIL 30, 1997
                                           % OF FUND'S  % OF FUND'S
                                           INVESTMENTS  INVESTMENTS
                                                        IN THESE STOCKS
                                                        6 MONTHS AGO

Alcatel Alsthom Compagnie Generale         2.2            1.6
 d'Electricite SA (France, Electrical
Equipment)

Total SA Class B (France, Oil & Gas)       1.9            2.2

Fuji Photo Film Co. Ltd.                   1.7            1.4
 (Japan, Photographic Equipment)

Novartis AG (Reg.) (Switzerland,           1.7            0.0
 Drugs & Pharmaceuticals)

Takeda Chemical Industries Ltd. (Japan,    1.7            1.3
 Drugs & Pharmaceuticals)

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS
                                  IN THESE MARKET
                                  SECTORS
                                  6 MONTHS AGO

Finance            13.9           14.2

Durables           10.5           14.1

Basic Industries   10.4           9.9

Technology         8.4            5.4

Health             7.8            4.4

TOP FIVE COUNTRIES AS OF APRIL 30, 1997
(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S
                               INVESTMENTS    INVESTMENTS
                                              IN THESE COUNTRIES
                                              6 MONTHS AGO

Japan                          24.2           23.7

United Kingdom                 13.9           11.9

France                         10.1           9.3

Netherlands                    7.7            5.4

Sweden                         5.3            6.6

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY, INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES CONTRACTS, IF APPLICABLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997   AS OF OCTOBER 31, 1996
Row: 1, Col: 1, Value: 9.9
Row: 1, Col: 2, Value: 1.2
Row: 1, Col: 3, Value: 44.9
Row: 1, Col: 4, Value: 44.0
Row: 1, Col: 1, Value: 11.6
Row: 1, Col: 2, Value: 1.5
Row: 1, Col: 3, Value: 48.1
Row: 1, Col: 4, Value: 40.0
Stocks, closed-end
investment companies
and equity futures 89.9%
Bonds 0.2%
Short-term
investments 9.9%
Stocks, closed-end
investment companies
and equity futures 88.1%
Bonds 0.3%
Short-term
investments 11.6%
INVESTMENTS APRIL  30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 87.7%
 SHARES VALUE (NOTE 1)
  (000S)
ARGENTINA - 0.2%
Perez Companc Class B  273,523 $ 2,219
AUSTRALIA - 1.7%
Aberfoyle Ltd.   14,300  41
Australia & New Zealand Banking Group Ltd.   85,100  544
Brambles Industries Ltd.   126,150  2,286
CSR Ltd.   1,341,500  4,967
Coles Myer Ltd.   455,700  2,217
National Australia Bank Ltd.   81,300  1,114
Pasminco Ltd.   297,000  566
QNI Ltd.   540,953  1,006
Tabcorp Holdings Ltd.   42,700  213
Western Mining Holdings Ltd.   623,489  3,701
Westpac Banking Corp.   92,900  501
Woolworths Ltd.   768,400  2,269
  19,425
AUSTRIA - 0.0%
Voest-Alpine Stahl AG  13,600  537
BELGIUM - 0.2%
BBL (Banque Bruxelles Lambert)  400  100
Credit Communal Holding/Dexia (c)  15,300  1,521
Delhaize Freres & Cie Le Lion SA  1,400  70
  1,691
BRAZIL - 0.7%
Multicanal Participacoes SA sponsored ADR  58,800  853
Telebras sponsored ADR  59,400  6,816
  7,669
CANADA - 2.6%
Alcan Aluminium Ltd.   171,800  5,827
Alliance Forest Products (c)  54,300  1,243
BCE, Inc.   73,500  3,440
Bro-X Minerals Ltd.   27,050  15
Canadian Natural Resources Ltd. (a)   111,600  2,659
Cominco Ltd. (a)  152,800  3,936
Domtar, Inc.   53,300  454
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CANADA - CONTINUED
Greenstone Resources Ltd. (a)  89,500 $ 845
Inco Ltd.   197,500  6,325
Noranda, Inc.   190,700  4,026
Renaissance Energy Ltd. (a)  42,400  1,174
  29,944
DENMARK - 0.7%
Den Danske Bank Group AS  35,000  3,028
International Service Systems AS, Series B  82,500  2,441
Novo-Nordisk AS Class B  15,000  1,484
Unidanmark AS Class A  31,500  1,558
  8,511
FINLAND - 1.9%
Cultor OY, Series 1  36,400  1,974
Huhtamaki Ord.   120,200  5,214
Metsa-Serla Ltd. Class B  357,000  2,678
Nokia Corp. AB, Series A  82,500  5,147
Pohjola Class B  77,830  2,216
Rauma OY  1,464  30
UPM-Kymmene Corp.   52,600  1,204
Valmet OY  217,040  3,670
  22,133
FRANCE - 10.1%
Alcatel Alsthom Compagnie Generale d'Electricite SA  229,500  25,530
Axa SA  71,490  4,400
BQE National Paris Ord.   37,300  1,592
Canal Plus SA  6,611  1,194
Cap Gemini Sogeti SA  18,200  1,103
Compagnie de Saint Gobain  9,900  1,327
Credit Commercial de France Ord.   35,700  1,585
Credit Local de France SA  25,200  2,332
Eramet SA  82,875  4,190
Generale des Eaux, Cie  12,000  1,672
Group Axime (a)  1,300  156
Groupe Danone  25,600  3,730
Lafarge Coppee SA  39,050  2,562
Lagardere S.C.A. (Reg.)  49,600  1,535
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FRANCE - CONTINUED
Michelin SA (Compagnie Generale des Etablissements)
Class B  121,900 $ 6,813
Nationale Elf Aquitaine  82,400  7,994
Paribas SA (Cie Financiere) Class A  28,800  1,817
Pechiney SA Class A  257,824  9,634
Rhone Poulenc SA Class A  216,200  7,274
Societe Generale Class A  41,500  4,652
Total SA Class B  261,090  21,662
Unibail  5,100  494
Usinor Sacilor  122,000  1,844
Valeo SA  10,000  617
  115,709
GERMANY - 4.2%
Allianz Versich Holdings Ord. (Reg.) (a)  8,000  1,552
Altana AG  400  310
BASF AG  85,900  3,364
Bayer AG  168,500  6,545
Buderus AG  5,200  2,439
Continental Gummi-Werke AG  84,300  1,853
Daimler-Benz AG Ord.   48,000  3,555
Daimler-Benz AG (rights) (a)  48,000  4
Degussa AG  48,200  2,127
Dresdner Bank AG Ord.   19,000  605
Hoechst AG Ord.   53,500  2,102
Karstadt AG  1,100  329
Lufthansa  73,000  1,016
Mannesmann AG Ord.   7,100  2,792
Metallgesellschaft AG Ord. (a)  164,400  3,397
Thyssen AG Ord.   2,600  565
Veba AG Ord.   118,700  6,137
Viag AG  500  222
Volkswagen AG  15,327  9,705
  48,619
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HONG KONG - 1.5%
Great Eagle Holdings Ltd.   334,000 $ 998
HSBC Holdings PLC  468,800  11,828
Hong Kong & China Gas Co. Ltd.   1,067,040  1,694
Hutchison Whampoa Ltd. Ord.   152,000  1,128
Peregrine Investments Holdings Ltd.   725,000  1,114
Wharf Holdings Ltd.   131,000  495
  17,257
INDONESIA - 0.3%
Matahari Putra Prima PT (For. Reg.)  1,417,500  1,983
Multipolar PT (For. Reg.)  1,534,000  884
Putra Surya Multidana PT (For. Reg.)  561,000  635
  3,502
IRELAND - 0.9%
Bank of Ireland, Inc.   603,700  6,283
CRH  PLC  63,600  619
Independent Newspapers PLC  560,666  2,867
  9,769
ITALY - 1.4%
Credito Italiano Ord.   2,546,100  3,573
Eni Spa  1,344,700  6,850
Telecom Italia Spa  480,700  1,273
Telecom Italia Mobile Spa  1,228,100  3,855
  15,551
JAPAN - 23.4%
Acom Co. Ltd.   55,000  2,243
Amway Japan Ltd.   107,600  3,278
Asahi Chemical Industry Co. Ltd.   172,000  1,002
Asahi Breweries Ltd.   210,000  2,314
Bank of Tokyo-Mitsubishi Ltd.   207,000  3,275
Canon, Inc.   652,000  15,447
Citizen Watch Co. Ltd. Ord.   299,000  2,149
DDI Corp. Ord.   577  3,829
Dai-Tokyo Fire & Marine Insurance Ord.   224,000  1,049
Daiichi Pharmaceutical Co. Ltd.   62,000  996
Daito Trust Construction Co.   374,800  3,776
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
JAPAN - CONTINUED
Daiwa House Industry Co. Ltd.   186,000 $ 2,079
Daiwa Securities Co. Ltd.   486,000  3,232
Denso Corp.   135,000  3,071
Denny's Japan Co. Ltd.   50,600  1,318
Fuji Bank Ltd.   315,000  3,546
Fuji Photo Film Co. Ltd.   526,000  20,081
Fujitsu Ltd.   688,000  7,148
Hitachi Ltd.   1,493,000  13,512
Hitachi Maxell Ltd.   242,000  5,086
Honda Motor Co. Ltd.   283,000  8,777
Hoya Corp.   22,000  1,008
Ibiden Co. Ltd.   192,000  2,524
Ito-Yokado Co. Ltd.   108,000  5,177
Jusco Co. Ltd.   69,000  2,118
Kao Corp.   82,000  955
Kobe Steel Ltd. Ord. (a)  537,000  976
Komatsu Ltd. Ord.   786,000  5,741
Konica Corp.   39,000  227
Kyocera Corp.   16,000  957
Matsushita Communication Industrial Co. Ltd.   20,000  516
Matsushita Electric Industrial Co. Ltd.   512,000  8,181
Matsushita Electric Works Co. Ltd.   185,000  1,878
Minebea Co. Ltd.   28,000  234
Minolta Camera Co. Ltd.   401,000  2,500
Mitsubishi Estate Co. Ltd.   178,000  2,242
Mitsubishi Heavy Industries Ltd.   744,000  4,907
Murata Manufacturing Co. Ltd.   15,000  553
NEC Corp.   131,000  1,598
NKK Corp.   492,000  1,061
Nichiei Co. Ltd.   18,900  1,517
Nikko Securities Co. Ltd.   359,000  2,001
Nintendo Co. Ltd. Ord.   134,300  9,810
Nippon Telegraph & Telephone Corp. Ord.   306  2,156
Nitto Denko Corp.   16,000  232
Nomura Securities Co. Ltd.   507,000  5,667
Omron Corp.   105,000  1,984
Onward Kashiyama & Co. Ltd.   205,000  2,630
Orix Corp.   163,000  8,224
Ricoh Co. Ltd. Ord.   398,000  4,730
Rohm Co. Ltd.   54,000  4,182
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
JAPAN - CONTINUED
Sakura Bank Ltd.   1,400,000 $ 7,394
Sankyo Co. Ltd.   147,000  3,934
Shin-Etsu Chemical Co. Ltd.   52,000  1,043
Shinko Electric Industries Co. Ltd.   4,300  147
Sony Corp.   154,000  11,200
Shohkoh Fund & Co. Ltd.   2,200  512
TDK Corp.   63,000  4,537
Takeda Chemical Industries Ltd.   825,000  19,028
Terumo Corp.   78,000  1,185
THK Co. Ltd.   62,000  717
Toyota Motor Corp.   590,000  17,090
Tokyo Electron Ltd.   67,100  2,588
Uni Charm Corp. Ord.   51,000  1,562
Uny Co. Ltd.   174,000  3,054
Xebio Co. Ltd.   7,200  165
Yamanouchi Pharmaceutical Co. Ltd.   51,000  1,088
  268,938
KOREA (SOUTH) - 0.3%
Korea Electric Power Corp.   123,550  3,684
MALAYSIA - 0.3%
Arab Malaysian Corp. BHD  424,000  1,756
Magnum Corp. BHD  247,000  392
Oriental Holdings BHD  115,000  870
  3,018
MEXICO - 0.3%
Cifra SA Series C  1,127,200  1,730
Cifra SA de CV, Series A  137,865  208
Gruma SA Class B sponsored ADR (a)(c)  56,800  1,079
Tubos De Acero De Mexico ADR (a)  49,500  811
  3,828
NETHERLANDS - 7.7%
AKZO Nobel NV  96,400  12,425
Ahold NV  10,000  683
Chicago Bridge & Iron Co. NV  85,600  1,455
DSM NV  45,900  4,572
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NETHERLANDS - CONTINUED
ING Groep NV  253,970 $ 9,976
KBB NV Ord.   23,500  1,551
KLM Royal Dutch Air Lines NV  25,000  739
Koninklijke Hoogovens NV  75,300  3,441
Koninklijke KNP BT NV  184,000  3,628
Koninklijke Pakhoed NV  3,200  104
New Holland NV (a)  155,000  3,429
Philips Electronics NV (Bearer)  321,300  16,780
Royal Dutch Petroleum Co. Ord.   71,100  12,710
Unilever NV Ord.   64,600  12,569
Vendex International NV (c)  92,100  4,375
  88,437
NETHERLANDS ANTILLES - 0.2%
Schlumberger Ltd.   20,800  2,304
NEW ZEALAND - 0.0%
Air New Zealand Ltd. Class B  85,900  248
NORWAY - 0.7%
Den Norske Bank AS Class A Free shares  301,900  1,094
Elkem ASA  225,200  4,317
Orkla AS Class B (non-vtg.)  9,900  766
NCL Holdings AS  67,300  170
Saga Petroleum AS Class B  79,000  1,270
  7,617
PERU - 0.1%
Compania de Minas Buenaventura SA Class B
sponsored ADR  49,400  1,074
SINGAPORE - 0.1%
Kim Engineering Holdings Ltd.   1,700,000  1,398
SOUTH AFRICA - 0.3%
Gencor Ltd. (Reg.)  497,900  2,094
JCI Ltd.   125,200  1,210
  3,304
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SPAIN - 2.3%
Acerinox SA (Reg.)  18,409 $ 2,694
Asturiana del Zinc SA (c)  229,100  3,531
Banco Bilbao Vizcaya SA Ord. (Reg.)  46,600  3,141
Banco de Santander SA Ord. (Reg.)  26,700  2,012
Banco Intercontinental Espanol  6,600  986
Tabacalera SA, Series A  123,900  6,230
Telefonica de Espana SA Ord. (a)  318,800  8,179
  26,773
SWEDEN - 5.3%
ABB AB, Series B  94,000  1,138
Astra AB Class A Free shares  251,700  10,296
Assi Doman AB Free shares  40,200  1,007
Electrolux AB  60,500  3,470
Ericsson (L.M.) Telephone Co.:
Class B  97,800  3,091
 Class B ADR  30,500  1,026
Esselte AB Class B Free shares  57,700  1,316
Investor AB Class B Free shares  50,000  2,186
Nordbanken AB  98,600  3,028
SKF AB Ord.   22,200  481
Scania AB Class B  132,100  3,409
Skandia Foersaekrings AB  157,400  4,553
Svenska Cellulosa AB (SCA) Class B Ord.   64,500  1,381
Svenska Handelsbanken  100,100  2,755
Swedish Match Co.   1,326,600  4,328
Volvo AB Class B  686,500  17,279
  60,744
SWITZERLAND - 4.6%
ABB AG (Bearer)  400  484
Credit Suisse Group (Reg.)  121,725  13,705
Julius Baer Holding AG  3,429  4,292
Nestle SA (Reg.)  5,693  6,913
Novartis AG (Reg.)  15,000  19,764
Roche Holding AG participation certificates  762  6,436
Sulzer AG (Reg.)  1,500  1,033
Surveillance, Societe Generale (Bearer)  275  569
  53,196
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UNITED KINGDOM - 13.9%
Asda Group PLC  1,723,600 $ 3,218
BAT Industries PLC Ord.   967,700  8,154
BOC Group PLC  31,500  483
Barclays PLC Ord.   144,000  2,682
Barratt Developments PLC  529,800  2,228
Bass PLC Ord.   153,000  1,977
Blue Circle Industries PLC  273,000  1,862
Boots Co. PLC (The) Class L  204,100  2,293
British Aerospace PLC  164,200  3,495
British Petroleum PLC:
Ord.   611,435  7,028
 ADR  15,500  2,133
British Land Co. PLC (The) Ord.   32,300  321
British Steel PLC Ord.   780,000  1,760
British Telecommunications PLC Ord.   545,000  3,999
Cable & Wireless PLC Ord.   218,500  1,685
Caradon PLC  1,702,400  6,827
Cookson Group PLC  2,498,100  8,801
Dixons Group PLC  208,858  1,714
English China Clay PLC  99,700  333
Glaxo Holdings PLC  338,900  6,674
Granada Group PLC  523,400  7,571
Grand Metropolitan PLC  953,758  7,974
Guinness PLC Ord.   137,900  1,142
HSBC Holdings PLC Ord.   20,300  534
Hays PLC  60,700  537
ICI (Imperial Chemical Industries) PLC Class L  84,800  965
Inchcape PLC Ord.   239,500  1,065
Ladbroke Group PLC Ord.   724,800  2,706
Lloyds TSB Group PLC  1,188,774  10,866
LucasVarity PLC  1,385,800  4,207
Mercury Asset Management Group PLC  49,000  1,063
National Grid Co. PLC  991,700  3,574
Perpetual PLC  12,500  534
Prudential Corp. PLC  272,839  2,653
RTZ Corp. PLC Ord.   33,600  535
Redland PLC Ord.   290,800  1,652
Rentokil Group PLC  1,593,800  10,456
Rolls Royce PLC Ord.   488,378  1,927
Rugby Group PLC  654,700  1,190
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UNITED KINGDOM - CONTINUED
Shell Transport & Trading Co. PLC (Reg.)  485,500 $ 8,599
SmithKline Beecham PLC Ord.   604,430  9,695
Thames Water PLC Ord.   92,700  1,016
Unigate PLC  210,900  1,592
Unilever PLC Ord.   170,700  4,492
Vodafone Group PLC  1,177,893  5,278
WPP Group PLC  160,100  652
  160,142
UNITED STATES OF AMERICA - 1.8%
Alumax, Inc. (a)  154,400  5,636
Aluminum Co. of America  88,200  6,162
D.R. Horton, Inc.   103,900  1,013
Hertz Corp. Class A  4,500  131
Jefferson Smurfit Corp. (a)  37,000  481
Kaiser Aluminum Corp. (a)  83,400  897
MCI Communications Corp.   134,700  5,135
Newmont Mining Corp.   29,200  1,011
Silgan Holdings, Inc.   1,600  42
  20,508
TOTAL COMMON STOCKS
(Cost $886,410)   1,007,749
PREFERRED STOCKS - 1.1%
CONVERTIBLE PREFERRED STOCKS - 0.1%
JAPAN - 0.1%
AJL participating trust (a)  45,000  726
NONCONVERTIBLE PREFERRED STOCKS - 1.0%
ITALY - 1.0%
Banco Ambro Veneto  100  -
Stet (Societa Finanziaria Telefonica) Spa  2,167,900  8,032
Telecom Italia Mobile Spa de Risp  2,121,500  3,920
TOTAL NONCONVERTIBLE PREFERRED STOCKS   11,952
TOTAL PREFERRED STOCKS
(Cost $7,902)   12,678
CLOSED-END INVESTMENT COMPANIES - 0.4%
 SHARES VALUE (NOTE 1)
  (000S)
EMERGING MARKETS - 0.2%
GT Global Developing Markets Fund  117,300 $ 1,393
Morgan Stanley Asia-Pacific Fund, Inc.   52,400  511
TCW/DW Emerging Markets Opportunities Trust (SBI)  45,600  604
Templeton Dragon Fund, Inc.   33,000  487
  2,995
GERMANY - 0.2%
Emerging Germany Fund, Inc.   23,700  210
New Germany Fund, Inc. (The) (a)  118,800  1,708
  1,918
TOTAL CLOSED-END INVESTMENT COMPANIES
(Cost $4,905)   4,913
CONVERTIBLE BONDS - 0.2%
     PRINCIPAL
    AMOUNT (000S)
BERMUDA - 0.2%
MBL International Finance of Bermuda
3%, 11/30/02 (Cost $3,166)   $ 2,797  2,839
U.S. GOVERNMENT OBLIGATIONS - 0.0%
U.S. Treasury Bill, yields at dates of purchase
5.27% to 5.30%, 6/26/97 (b) (Cost $273)    275  273
CASH EQUIVALENTS - 10.6%
     SHARES
Taxable Central Cash Fund (d)
(Cost $121,288)    121,287,818  121,288
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,023,944)  $ 1,149,740
FUTURES CONTRACTS
AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
87 Nikkei 225 Futures Contracts   June 1997 $ 8,457 $ 290
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.7%
LEGEND
1. Non-income producing
2. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $248,000.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,749,000 or 1.0% of net assets.
4. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.45%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investment
in Securities
Aerospace & Defense   0.5%
Basic Industries    10.4
Cash Equivalents   10.6
Construction & Real Estate    3.5
Durables    10.5
Energy    6.7
Finance    13.9
Health    7.8
Holding Companies   1.2
Industrial Machinery &
 Equipment    4.9
Media & Leisure   2.4
Nondurables   6.3
Precious Metals   0.6
Retail & Wholesale   3.4
Services    2.0
Technology    8.4
Transportation   0.4
Utilities   6.5
     100.0%
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $1,024,136,000. Net unrealized appreciation aggregated $125,604,000, of which $170,842,000 related to appreciated investment securities and $45,238,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $1,023,944) -                                  $ 1,149,740
See accompanying schedule

Cash                                                                                     1,324

Receivable for investments sold                                                          13,330

Receivable for fund shares sold                                                          3,277

Dividends receivable                                                                     4,825

Interest receivable                                                                      587

Receivable for daily variation on futures contracts                                      156

Other receivables                                                                        10

Prepaid expenses                                                                         5

 TOTAL ASSETS                                                                            1,173,254

LIABILITIES

Payable for investments purchased                                            $ 29,445

Payable for fund shares redeemed                                              2,210

Accrued management fee                                                        732

Distribution fees payable                                                     459

Other payables and accrued expenses                                           342

 TOTAL LIABILITIES                                                                       33,188

NET ASSETS                                                                              $ 1,140,066

Net Assets consist of:

Paid in capital                                                                         $ 975,572

Undistributed net investment income                                                      2,549

Accumulated undistributed net realized gain (loss) on                                    35,992
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                            125,953
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                              $ 1,140,066


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                               $15.85
CLASS A:
NET ASSET VALUE and redemption price per share
 ($2,170 (divided by) 136.87 shares)

Maximum offering price per share (100/94.75 of $15.85)                              $16.73

CLASS T:                                                                            $15.96
NET ASSET VALUE and redemption price per share
 ($1,082,381 (divided by) 67,798 shares)

Maximum offering price per share (100/96.50 of $15.96)                              $16.54

CLASS B:                                                                            $15.70
NET ASSET VALUE and offering price per share
 ($26,135 (divided by) 1,664.48 shares) A

INSTITUTIONAL CLASS:                                                                $15.83
NET ASSET VALUE, offering price and redemption price
 per share ($29,380 (divided by) 1,856 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                             $ 9,538
Dividends

Interest                                                                       3,190

                                                                               12,728

Less foreign taxes withheld                                                    (1,069)

 TOTAL INCOME                                                                  11,659

EXPENSES

Management fee                                                     $ 4,059
Basic fee

 Performance adjustment                                             39

Transfer agent fees                                                 1,230

Distribution fees                                                   2,694

Accounting fees and expenses                                        298

Non-interested trustees' compensation                               4

Custodian fees and expenses                                         302

Registration fees                                                   62

Audit                                                               34

Legal                                                               12

Miscellaneous                                                       33

 Total expenses before reductions                                   8,767

 Expense reductions                                                 (55)       8,712

NET INVESTMENT INCOME                                                          2,947

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              37,714

 Foreign currency transactions                                      (19)

 Futures contracts                                                  (1,119)    36,576

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              60,602

 Assets and liabilities in foreign currencies                       (140)

 Futures contracts                                                  446        60,908

NET GAIN (LOSS)                                                                97,484

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                               $ 100,431
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS         YEAR ENDED
                                                          ENDED APRIL 30,    OCTOBER 31,
                                                          1997               1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 2,947            $ 11,992
Net investment income

 Net realized gain (loss)                                  36,576             48,710

 Change in net unrealized appreciation (depreciation)      60,908             25,789

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           100,431            86,491
FROM OPERATIONS

Distributions to shareholders                              (10,797)           (4,950)
From net investment income

 From net realized gain                                    (42,335)           (545)

 TOTAL DISTRIBUTIONS                                       (53,132)           (5,495)

Share transactions - net increase (decrease)               62,211             203,150

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  109,510            284,146

NET ASSETS

 Beginning of period                                       1,030,556          746,410

 End of period (including undistributed net investment    $ 1,140,066        $ 1,030,556
income of $2,549 and $11,770, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS       YEAR ENDED
      ENDED            OCTOBER 31,
      APRIL 30, 1997

      (UNAUDITED)      1996 F


SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 15.29      $ 14.98

Income from Investment Operations

 Net investment income                                               .04 E        .04 E

 Net realized and unrealized gain (loss)                             1.40         .27

 Total from investment operations                                    1.44         .31

Less Distributions

 From net investment income                                          (.25)        -

 From net realized gain                                              (.63)        -

 Total distributions                                                 (.88)        -

Net asset value, end of period                                      $ 15.85      $ 15.29

TOTAL RETURN B, C                                                    9.75%        2.07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 2,170      $ 637

Ratio of expenses to average net assets                              1.89% A,     1.16% A,
                                                                    G             G

Ratio of expenses to average net assets after expense reductions     1.88% A,     1.16% A
                                                                    H

Ratio of net investment income to average net assets                 .57% A       1.74% A

Portfolio turnover                                                   81% A        82%

Average commission rate D                                           $ .0206      $ .0133


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS       YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30, 1997

      (UNAUDITED)      1996                      1995   1994 F   1993   1992




SELECTED PER-SHARE DATA

Net asset value,                                          $ 15.30       $ 13.92     $ 14.06     $ 12.93     $ 9.07      $ 9.78
beginning of period

Income from
Investment
Operations

 Net investment                                            .04 D         .19 D,      .07         .01         .03         .05
income                                                                   I

 Net realized and                                           1.41          1.29        (.11)       1.14        3.93        (.62)
 unrealized gain
(loss)

 Total from investment                                      1.45          1.48        (.04)       1.15        3.96        (.57)

 operations

Less Distributions

 From net investment                                        (.16)         (.09)       -           -           (.07)       (.14)
 income

 From net realized gain                                     (.63)         (.01)       (.02)       (.02)       (.03) H     -

 In excess of net                                           -             -           (.08)       -           -           -
 realized gain

 Total distributions                                        (.79)         (.10)       (.10)       (.02)       (.10)       (.14)

Net asset value,                                           $ 15.96       $ 15.30     $ 13.92     $ 14.06     $ 12.93     $ 9.07
end of period

TOTAL RETURN B, C                                          9.78%         10.69%      (.25)       8.91%       44.13%      (5.88)
                                                                                    %                                   %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of                                         $ 1,082,381   $ 995,004   $ 741,928   $ 653,774   $ 221,370   $ 18,652
period (000 omitted)

Ratio of expenses to                                        1.65% A       1.61%       1.90%       2.12%       2.38%       2.64%
average net assets

Ratio of expenses to                                        1.64% A       1.60%       1.90%       2.12%       2.38%       2.64%
average net assets                                         , E           E
after expense
reductions

Ratio of net investment                                     .56% A        1.30%       1.01%       .05%        (.18)       .48%
income to average                                                                                         %
net assets

Portfolio turnover                                          81% A         82%         47%         34%         42%         168%

Average commission                                         $ .0206       $ .0133
rate G

A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE
TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FMR OR THE
FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE
CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F EFFECTIVE NOVEMBER 1, 1993, THE FUND
ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE,
AND FINANCIAL STATEMENT PRESENTATION
OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY
INVESTMENT COMPANIES." AS A RESULT, NET
INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS
RELATED TO BOOK TO TAX
DIFFERENCES. G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1,
1995, A FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
MAY DIFFER. H  INCLUDES AMOUNTS
DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN CURRENCY RELATED
TRANSACTIONS TAXABLE AS ORDINARY
INCOME. I INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND
FROM VOLVO AB CLASS B WHICH
AMOUNTED TO $.04 PER SHARE.


FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS       YEARS ENDED OCTOBER
      ENDED            31,
      APRIL 30, 1997

      (UNAUDITED)      1996                   1995 F


SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 15.06      $ 13.92    $ 13.89

Income from Investment Operations

 Net investment income                                   .00 E        .08 E,     .01
                                                                      D

 Net realized and unrealized gain (loss)                 1.39         1.26       .02

 Total from investment operations                        1.39         1.34       .03

Less Distributions

 From net investment income                              (.12)        (.19)      -

 From net realized gain                                  (.63)        (.01)      -

 Total distributions                                     (.75)        (.20)      -

Net asset value, end of period                          $ 15.70      $ 15.06    $ 13.92

TOTAL RETURN B, C                                        9.51%        9.73%      .22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 26,135     $ 18,668   $ 2,999

Ratio of expenses to average net assets                  2.33% A      2.37%      1.97% A,
                                                                                 G

Ratio of expenses to average net assets after            2.32% A,     2.37%      1.97% A
expense reductions                                      H

Ratio of net investment income to average net assets     (.06)% A     .53%       .94% A

Portfolio turnover                                       81% A        82%        47%

Average commission rate I                               $ .0206      $ .0133


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM VOLVO AB CLASS B WHICH AMOUNTED TO $.04 PER SHARE.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS       YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30, 1997

      (UNAUDITED)      1996                      1995 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 15.20      $ 13.97     $ 13.89

Income from Investment Operations

 Net investment income                            .08 D        .21 D, I    .05

 Net realized and unrealized gain (loss)          1.41         1.24        .03

 Total from investment operations                 1.49         1.45        .08

Less Distributions

 From net investment income                       (.23)        (.21)       -

 From net realized gain                           (.63)        (.01)       -

 Total distributions                              (.86)        (.22)       -

Net asset value, end of period                   $ 15.83      $ 15.20     $ 13.97

TOTAL RETURN B, C                                 10.15%       10.51%      .58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 29,380     $ 16,247    $ 1,482

Ratio of expenses to average net assets           1.18% A      1.44%       .97% A,
                                                                           F

Ratio of expenses to average net assets after     1.17% A,     1.43% G     .97% A
expense reductions                               G

Ratio of net investment income to average net     1.13% A      1.46%       1.94% A
assets

Portfolio turnover                                81% A        82%         47%

Average commission rate H                        $ .0206      $ .0133


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM VOLVO AB CLASS B WHICH AMOUNTED TO $.04 PER SHARE.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $420,196,000 and $389,946,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $17,282,000 and $13,488,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .45%. The basic fee is subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the performance period) based on the investment performance of the lowest
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
performing class as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .77% of average net assets after the performance adjustment.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research Far East Inc., and Fidelity International Investment Advisors (FIIA). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 2,000       $ 2,000

CLASS T     2,581,000     2,581,000

CLASS B     111,000       28,000

           $ 2,694,000   $ 2,611,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 30,000    $ 24,000

CLASS T     383,000     283,000

CLASS B     36,000      0 *

           $ 449,000   $ 307,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
 THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER   AMOUNT        % OF
                       AGENT                    AVERAGE
                                                NET ASSETS

CLASS A                FIIOC*     $ 3,000        .38

CLASS T**              FIIOC*      1,173,000     .23

CLASS B                FIIOC*      34,000        .31

INSTITUTIONAL CLASS    FIIOC*      20,000        .17

                                  $ 1,230,000

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC.(FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $121,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
           FMR           REIMBURSEME
           EXPENSE       NT
           LIMITATIONS

CLASS A    2.00%         $ 10,000

In addition, FMR agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $1,000.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $40,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST
                       CREDITS

CLASS T                $ 1,000

INSTITUTIONAL CLASS     1,000

                       $ 2,000

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
AMOUNTS IN THOUSANDS          SIX MONTHS        YEAR ENDED
                              ENDED APRIL 30,   OCTOBER 31,
                              1997              1996 A

CLASS A

From net investment income    $ 15              $ -

From net realized gain         38                -

 Total                        $ 53              $ -


CLASS T

From net investment income    $ 10,326          $ 4,861

From net realized gain         40,659            540

 Total                        $ 50,985          $ 5,401


CLASS B

From net investment income    $ 154             $ 55

From net realized gain         812               3

 Total                        $ 966             $ 58


INSTITUTIONAL CLASS

From net investment income    $ 302             $ 34

From net realized gain         826               2

 Total                        $ 1,128           $ 36


                              $ 53,132          $ 5,495

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

AMOUNTS IN THOUSANDS             SIX MONTHS        YEAR ENDED    SIX MONTHS        YEAR ENDED
                                 ENDED APRIL 30,   OCTOBER 31,   ENDED APRIL 30,   OCTOBER 31,

                                 1997              1996 A        1997              1996 A



CLASS A                           98                48           $ 1,515           $ 729
Shares sold

Reinvestment of distributions     3                 -             52                -

Shares redeemed                   (6)               (6)           (96)              (90)

Net increase (decrease)           95                42           $ 1,471           $ 639

CLASS T                           15,435            30,743       $ 240,564         $ 457,298
Shares sold

Reinvestment of distributions     3,177             351           47,915            4,964

Shares redeemed                   (15,857)          (19,351)      (246,308)         (289,234)

Net increase (decrease)           2,755             11,743       $ 42,171          $ 173,028

CLASS B                           488               1,135        $ 7,487           $ 16,670
Shares sold

Reinvestment of distributions     63                4             930               54

Shares redeemed                   (126)             (115)         (1,930)           (1,701)

Net increase (decrease)           425               1,024        $ 6,487           $ 15,023

INSTITUTIONAL CLASS               956               1,071        $ 14,727          $ 16,083
Shares sold

Reinvestment of distributions     68                2             1,019             32

Shares redeemed                   (237)             (110)         (3,664)           (1,655)

Net increase (decrease)           787               963          $ 12,082          $ 14,460


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 13,000

CLASS T                 28,000

CLASS B                 10,000

INSTITUTIONAL CLASS     11,000

                       $ 62,000






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Richard Mace, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
* INDEPENDENT TRUSTEES
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

OVERSEAS
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   22    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  30    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR OVERSEAS FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997             PAST 6   PAST 1   PAST 5   LIFE OF
                                         MONTHS   YEAR     YEARS    FUND

Advisor Overseas - Institutional Class   10.15%   10.15%   67.78%   77.51%

MSCI EAFE Index                          1.57%    -0.89%   65.37%   54.11%

International Funds Average              6.17%    5.43%    66.38%   n/a

CUMULATIVE TOTAL RETURNS show Institutional Class performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 23, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 396 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997             PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

Advisor Overseas - Institutional Class   10.15%   10.90%   8.51%

MSCI EAFE Index                          -0.89%   10.58%   6.35%

International Funds Average              5.43%    10.58%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Overseas -CL I           MS EAFE Index (Net)
             00655                       MS001
  1990/04/23      10000.00                    10000.00
  1990/04/30       9890.00                     9758.32
  1990/05/31      10320.00                    10871.75
  1990/06/30      10840.00                    10776.00
  1990/07/31      11480.00                    10927.78
  1990/08/31      10110.00                     9866.60
  1990/09/30       9250.00                     8491.55
  1990/10/31       9550.00                     9814.69
  1990/11/30       9560.00                     9235.74
  1990/12/31       9467.28                     9385.36
  1991/01/31       9699.18                     9688.93
  1991/02/28      10132.72                    10727.57
  1991/03/31       9568.11                    10083.57
  1991/04/30       9558.02                    10182.59
  1991/05/31       9568.11                    10288.84
  1991/06/30       8852.26                     9532.81
  1991/07/31       9356.38                    10001.17
  1991/08/31       9497.53                     9798.07
  1991/09/30       9991.56                    10350.28
  1991/10/31       9860.49                    10497.00
  1991/11/30       9608.44                    10006.96
  1991/12/31      10109.05                    10523.75
  1992/01/31      10139.74                    10298.96
  1992/02/29      10375.08                     9930.34
  1992/03/31      10057.89                     9274.77
  1992/04/30      10579.71                     9318.86
  1992/05/31      11009.45                     9942.63
  1992/06/30      10835.51                     9471.02
  1992/07/31      10416.00                     9228.63
  1992/08/31      10129.51                     9807.46
  1992/09/30       9976.03                     9613.79
  1992/10/31       9280.27                     9109.50
  1992/11/30       9157.49                     9195.22
  1992/12/31       9620.40                     9242.78
  1993/01/31      10106.59                     9241.65
  1993/02/28      10323.83                     9520.81
  1993/03/31      10954.84                    10350.70
  1993/04/30      11803.09                    11333.00
  1993/05/31      12113.43                    11572.36
  1993/06/30      11782.40                    11391.80
  1993/07/31      12361.70                    11790.57
  1993/08/31      13178.91                    12427.06
  1993/09/30      13044.43                    12147.34
  1993/10/31      13375.46                    12521.69
  1993/11/30      12858.23                    11427.16
  1993/12/31      13645.20                    12252.29
  1994/01/31      14546.59                    13288.16
  1994/02/28      14349.73                    13251.36
  1994/03/31      13987.11                    12680.60
  1994/04/30      14588.03                    13218.63
  1994/05/31      14318.65                    13142.74
  1994/06/30      14204.68                    13328.47
  1994/07/31      14567.31                    13456.65
  1994/08/31      14702.00                    13775.24
  1994/09/30      14246.13                    13341.38
  1994/10/31      14567.31                    13785.64
  1994/11/30      13997.47                    13123.10
  1994/12/31      13915.13                    13205.28
  1995/01/31      13340.98                    12697.99
  1995/02/28      13372.30                    12661.55
  1995/03/31      13789.86                    13451.26
  1995/04/30      14196.98                    13957.15
  1995/05/31      14353.56                    13790.77
  1995/06/30      14457.95                    13548.93
  1995/07/31      15094.73                    14392.43
  1995/08/31      14677.17                    13843.41
  1995/09/30      14865.07                    14113.77
  1995/10/31      14583.22                    13734.39
  1995/11/30      14729.37                    14116.54
  1995/12/31      15182.32                    14685.30
  1996/01/31      15447.38                    14745.58
  1996/02/29      15479.18                    14795.43
  1996/03/31      15691.23                    15109.63
  1996/04/30      16115.31                    15548.91
  1996/05/31      16094.11                    15262.79
  1996/06/30      16200.13                    15348.69
  1996/07/31      15723.03                    14900.09
  1996/08/31      15829.05                    14932.73
  1996/09/30      16284.95                    15329.43
  1996/10/31      16115.31                    15172.57
  1996/11/30      16963.49                    15776.26
  1996/12/31      17055.42                    15573.32
  1997/01/31      17066.64                    15028.29
  1997/02/28      17447.89                    15274.09
  1997/03/31      17604.88                    15329.40
  1997/04/30      17750.65                    15410.74
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Institutional Class on April 23, 1990, when the fund started. As the chart shows, by April 30, 1997, the value of the investment would have grown to $17,751 - a 77.51% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $15,411 - a 54.11% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating
value of its currency create
these risks. For these reasons
an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Richard Mace, Portfolio Manager of Fidelity Advisor Overseas Fund
Q. HOW DID THE FUND PERFORM, RICK?
A. For the six months that ended April 30, 1997, the fund's Institutional Class shares returned 10.15%. For the same period, the Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE) returned 1.57%. The international funds average, according to Lipper Analytical Services, had a six-month return of 6.17%. For the 12 months that ended April 30, 1997, the fund's Institutional Class shares returned 10.15%, while the EAFE index and Lipper peer group returned -0.89% and 5.43%, respectively.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG SHOWING?
A. Individual stock selection had the biggest influence on the fund's return, as several of the fund's larger positions performed well. Market selection also played a key role during this time, specifically the fund's underweighting in Japan relative to the EAFE index. While the EAFE index had an approximate Japanese weighting of 30%, I kept the fund at around 22% on average. As Japan's well-documented economic woes continued to hamper the overall performance of Japanese securities, my strategy of underweighting Japanese securities worked in the fund's favor. I would add, however, that while market selection is important, I place more emphasis on analyzing the specific pluses and minuses of a stock than I do on the country where a stock is issued.
Q. HOW DID THE FUND'S EUROPEAN HOLDINGS PERFORM?
A. The overall decline in European interest rates had favorable implications for the European stock markets. This rate environment, which may have been related to continuing optimism on proposed economic unity throughout Europe, led to strong performances in countries such as Spain, Italy and Sweden. In Europe, I basically continued my strategy of looking for companies based on three themes: those that would benefit from a rising dollar, those that would gain from the overall improvement of world economies and those companies that were engaging in restructurings designed to improve the return on capital employed in their businesses.
Q. DID YOUR STRATEGIES LEAD YOU TO ANY OTHER REGIONS OF THE WORLD?
A. The fund's Latin American positions - with the exception of Telebras, a privatized telecommunications company based in Brazil - have been relatively uneventful. I'll invest in emerging market stocks, but only when valuations are attractive. If an emerging market stock is undervalued and has a potentially attractive risk/reward tradeoff, I'll consider adding it to the portfolio. The other area that came into play was Canada. I've previously mentioned my strategy of looking for stocks that can benefit from improving economies, and Canada's many natural resource-related stocks fit that bill. Stocks such as Inco, a nickel producer, aluminum-producer Alcan, and Noranda, a paper and forest products company, reflected this strategy.
Q. FOLLOWING THE LEAD OF AMERICAN CORPORATIONS, INTERNATIONAL COMPANIES HAVE BEEN IMPLEMENTING VARIOUS COST-CUTTING AND RESTRUCTURING STRATEGIES. CAN YOU EXPLAIN WHY THIS IS A POSITIVE DEVELOPMENT? HOW HAS THIS TREND AFFECTED THE FUND?
A. Worldwide, company managements have gotten smarter about how they run their businesses. In order to earn returns above their cost of capital, companies have had to reduce expenses, either by cutting personnel, restructuring their balance sheets or upgrading their technology. As they strive to become more shareholder-friendly, international companies also are coming up with new ways to utilize their existing assets. In terms of the fund, several individual holdings are good illustrations of this trend. For example, Volvo, one of the fund's more significant stakes and a strong performer during the period, divested many of its non-core businesses and has announced plans to implement a share redemption program in which the company will buy back one of every 20 outstanding shares. As companies strive to push their share prices up, they can do one of two things. They can wait for investors to bid the price up or they can take a proactive approach and try to increase the value themselves. In the case of Volvo, management has taken a proactive stance and set forth a list of goals for doing this; for the most part, the company has seen its plan through. This emphasis on managing core businesses to be more efficient can enhance a company's value and put smiles on the faces of money managers throughout the world.
Q. WHICH INDIVIDUAL STOCK POSITIONS BENEFITED THE FUND? WERE THERE ANY DISAPPOINTMENTS?
A. As I mentioned earlier, individual stock selection was a real key to the fund's performance. Aside from the strong performances of Volvo and Telebras, the fund's positions in Total, a French-based oil company, and Alcatel, which specializes in telecommunications and electrical equipment, turned in good results. Disappointments included the poor performance of several Japanese brokerage companies, including Nomura Securities and Nikko Securities.
Q. WHAT'S YOUR OUTLOOK?
A. More and more, individual stock selection is outdistancing country selection in terms of performance influence. In my opinion, this trend will most likely continue and will place even more emphasis on thorough research and analysis of individual stocks. With this in mind, I'll continue to use my three-pronged approach of looking for stocks that can benefit from a rising dollar, stronger economies and increased corporate efficiencies.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks growth of
capital primarily through
investments in foreign
securities
START DATE: April 23, 1990
SIZE: as of April 30, 1997,
more than $1.1 billion
MANAGER: Richard Mace,
since 1996; joined Fidelity
in 1987
(checkmark)
RICK MACE ON FIDELITY'S
INTERNATIONAL STOCK PICKING
PROCESS:
"Over the past few years,
Fidelity has been increasing
its presence on the
international investing stage.
The process of searching the
globe for attractive
investment opportunities isn't
all that different from choosing
domestic stocks. Like U.S.
stock fund managers, we
target stocks, conduct our
analysis, pick up the phone
and visit companies on a
regular basis. The best way to
find opportunities is to take a
hands-on approach; if you
turn over enough rocks and
kick enough tires, you'll find
some winners. Fidelity's
international stock picking
machine involves hundreds
of analysts and fund
managers, located in several
countries around the world.
We consider our international
team to be among the best
and brightest in the industry,
and we function as a
complete team. The fact that
we have aggressively grown
our international staff, I think, is
a reflection of Fidelity's
commitment to being
successful internationally. And
we've started to see the
benefits. Fidelity recently won
several distinguished awards
for its international research
and fund management.
Perhaps most significantly,
those awards singled out
Fidelity's impressive devotion
to teamwork. One award, in
fact, identified "Team Fidelity"
as its honoree."
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF APRIL 30, 1997
                                           % OF FUND'S    % OF FUND'S
                                           INVESTMENTS    INVESTMENTS
                                                          IN THESE STOCKS
                                                          6 MONTHS AGO

Alcatel Alsthom Compagnie Generale         2.2            1.6
 d'Electricite SA (France, Electrical
Equipment)

Total SA Class B (France, Oil & Gas)       1.9            2.2

Fuji Photo Film Co. Ltd.                   1.7            1.4
 (Japan, Photographic Equipment)

Novartis AG (Reg.) (Switzerland,           1.7            0.0
 Drugs & Pharmaceuticals)

Takeda Chemical Industries Ltd. (Japan,    1.7            1.3
 Drugs & Pharmaceuticals)

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS
                                  IN THESE MARKET
                                  SECTORS
                                  6 MONTHS AGO

Finance            13.9           14.2

Durables           10.5           14.1

Basic Industries   10.4           9.9

Technology         8.4            5.4

Health             7.8            4.4

TOP FIVE COUNTRIES AS OF APRIL 30, 1997
(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S
                               INVESTMENTS    INVESTMENTS
                                              IN THESE COUNTRIES
                                              6 MONTHS AGO

Japan                          24.2           23.7

United Kingdom                 13.9           11.9

France                         10.1           9.3

Netherlands                    7.7            5.4

Sweden                         5.3            6.6

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY, INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES CONTRACTS, IF APPLICABLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997   AS OF OCTOBER 31, 1996
Row: 1, Col: 1, Value: 9.9
Row: 1, Col: 2, Value: 1.2
Row: 1, Col: 3, Value: 44.9
Row: 1, Col: 4, Value: 44.0
Row: 1, Col: 1, Value: 11.6
Row: 1, Col: 2, Value: 1.5
Row: 1, Col: 3, Value: 48.1
Row: 1, Col: 4, Value: 40.0
Stocks, closed-end
investment companies
and equity futures 89.9%
Bonds 0.2%
Short-term
investments 9.9%
Stocks, closed-end
investment companies
and equity futures 88.1%
Bonds 0.3%
Short-term
investments 11.6%
INVESTMENTS APRIL  30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 87.7%
 SHARES VALUE (NOTE 1)
  (000S)
ARGENTINA - 0.2%
Perez Companc Class B  273,523 $ 2,219
AUSTRALIA - 1.7%
Aberfoyle Ltd.   14,300  41
Australia & New Zealand Banking Group Ltd.   85,100  544
Brambles Industries Ltd.   126,150  2,286
CSR Ltd.   1,341,500  4,967
Coles Myer Ltd.   455,700  2,217
National Australia Bank Ltd.   81,300  1,114
Pasminco Ltd.   297,000  566
QNI Ltd.   540,953  1,006
Tabcorp Holdings Ltd.   42,700  213
Western Mining Holdings Ltd.   623,489  3,701
Westpac Banking Corp.   92,900  501
Woolworths Ltd.   768,400  2,269
  19,425
AUSTRIA - 0.0%
Voest-Alpine Stahl AG  13,600  537
BELGIUM - 0.2%
BBL (Banque Bruxelles Lambert)  400  100
Credit Communal Holding/Dexia (c)  15,300  1,521
Delhaize Freres & Cie Le Lion SA  1,400  70
  1,691
BRAZIL - 0.7%
Multicanal Participacoes SA sponsored ADR  58,800  853
Telebras sponsored ADR  59,400  6,816
  7,669
CANADA - 2.6%
Alcan Aluminium Ltd.   171,800  5,827
Alliance Forest Products (c)  54,300  1,243
BCE, Inc.   73,500  3,440
Bro-X Minerals Ltd.   27,050  15
Canadian Natural Resources Ltd. (a)   111,600  2,659
Cominco Ltd. (a)  152,800  3,936
Domtar, Inc.   53,300  454
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CANADA - CONTINUED
Greenstone Resources Ltd. (a)  89,500 $ 845
Inco Ltd.   197,500  6,325
Noranda, Inc.   190,700  4,026
Renaissance Energy Ltd. (a)  42,400  1,174
  29,944
DENMARK - 0.7%
Den Danske Bank Group AS  35,000  3,028
International Service Systems AS, Series B  82,500  2,441
Novo-Nordisk AS Class B  15,000  1,484
Unidanmark AS Class A  31,500  1,558
  8,511
FINLAND - 1.9%
Cultor OY, Series 1  36,400  1,974
Huhtamaki Ord.   120,200  5,214
Metsa-Serla Ltd. Class B  357,000  2,678
Nokia Corp. AB, Series A  82,500  5,147
Pohjola Class B  77,830  2,216
Rauma OY  1,464  30
UPM-Kymmene Corp.   52,600  1,204
Valmet OY  217,040  3,670
  22,133
FRANCE - 10.1%
Alcatel Alsthom Compagnie Generale d'Electricite SA  229,500  25,530
Axa SA  71,490  4,400
BQE National Paris Ord.   37,300  1,592
Canal Plus SA  6,611  1,194
Cap Gemini Sogeti SA  18,200  1,103
Compagnie de Saint Gobain  9,900  1,327
Credit Commercial de France Ord.   35,700  1,585
Credit Local de France SA  25,200  2,332
Eramet SA  82,875  4,190
Generale des Eaux, Cie  12,000  1,672
Group Axime (a)  1,300  156
Groupe Danone  25,600  3,730
Lafarge Coppee SA  39,050  2,562
Lagardere S.C.A. (Reg.)  49,600  1,535
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FRANCE - CONTINUED
Michelin SA (Compagnie Generale des Etablissements)
Class B  121,900 $ 6,813
Nationale Elf Aquitaine  82,400  7,994
Paribas SA (Cie Financiere) Class A  28,800  1,817
Pechiney SA Class A  257,824  9,634
Rhone Poulenc SA Class A  216,200  7,274
Societe Generale Class A  41,500  4,652
Total SA Class B  261,090  21,662
Unibail  5,100  494
Usinor Sacilor  122,000  1,844
Valeo SA  10,000  617
  115,709
GERMANY - 4.2%
Allianz Versich Holdings Ord. (Reg.) (a)  8,000  1,552
Altana AG  400  310
BASF AG  85,900  3,364
Bayer AG  168,500  6,545
Buderus AG  5,200  2,439
Continental Gummi-Werke AG  84,300  1,853
Daimler-Benz AG Ord.   48,000  3,555
Daimler-Benz AG (rights) (a)  48,000  4
Degussa AG  48,200  2,127
Dresdner Bank AG Ord.   19,000  605
Hoechst AG Ord.   53,500  2,102
Karstadt AG  1,100  329
Lufthansa  73,000  1,016
Mannesmann AG Ord.   7,100  2,792
Metallgesellschaft AG Ord. (a)  164,400  3,397
Thyssen AG Ord.   2,600  565
Veba AG Ord.   118,700  6,137
Viag AG  500  222
Volkswagen AG  15,327  9,705
  48,619
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HONG KONG - 1.5%
Great Eagle Holdings Ltd.   334,000 $ 998
HSBC Holdings PLC  468,800  11,828
Hong Kong & China Gas Co. Ltd.   1,067,040  1,694
Hutchison Whampoa Ltd. Ord.   152,000  1,128
Peregrine Investments Holdings Ltd.   725,000  1,114
Wharf Holdings Ltd.   131,000  495
  17,257
INDONESIA - 0.3%
Matahari Putra Prima PT (For. Reg.)  1,417,500  1,983
Multipolar PT (For. Reg.)  1,534,000  884
Putra Surya Multidana PT (For. Reg.)  561,000  635
  3,502
IRELAND - 0.9%
Bank of Ireland, Inc.   603,700  6,283
CRH  PLC  63,600  619
Independent Newspapers PLC  560,666  2,867
  9,769
ITALY - 1.4%
Credito Italiano Ord.   2,546,100  3,573
Eni Spa  1,344,700  6,850
Telecom Italia Spa  480,700  1,273
Telecom Italia Mobile Spa  1,228,100  3,855
  15,551
JAPAN - 23.4%
Acom Co. Ltd.   55,000  2,243
Amway Japan Ltd.   107,600  3,278
Asahi Chemical Industry Co. Ltd.   172,000  1,002
Asahi Breweries Ltd.   210,000  2,314
Bank of Tokyo-Mitsubishi Ltd.   207,000  3,275
Canon, Inc.   652,000  15,447
Citizen Watch Co. Ltd. Ord.   299,000  2,149
DDI Corp. Ord.   577  3,829
Dai-Tokyo Fire & Marine Insurance Ord.   224,000  1,049
Daiichi Pharmaceutical Co. Ltd.   62,000  996
Daito Trust Construction Co.   374,800  3,776
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
JAPAN - CONTINUED
Daiwa House Industry Co. Ltd.   186,000 $ 2,079
Daiwa Securities Co. Ltd.   486,000  3,232
Denso Corp.   135,000  3,071
Denny's Japan Co. Ltd.   50,600  1,318
Fuji Bank Ltd.   315,000  3,546
Fuji Photo Film Co. Ltd.   526,000  20,081
Fujitsu Ltd.   688,000  7,148
Hitachi Ltd.   1,493,000  13,512
Hitachi Maxell Ltd.   242,000  5,086
Honda Motor Co. Ltd.   283,000  8,777
Hoya Corp.   22,000  1,008
Ibiden Co. Ltd.   192,000  2,524
Ito-Yokado Co. Ltd.   108,000  5,177
Jusco Co. Ltd.   69,000  2,118
Kao Corp.   82,000  955
Kobe Steel Ltd. Ord. (a)  537,000  976
Komatsu Ltd. Ord.   786,000  5,741
Konica Corp.   39,000  227
Kyocera Corp.   16,000  957
Matsushita Communication Industrial Co. Ltd.   20,000  516
Matsushita Electric Industrial Co. Ltd.   512,000  8,181
Matsushita Electric Works Co. Ltd.   185,000  1,878
Minebea Co. Ltd.   28,000  234
Minolta Camera Co. Ltd.   401,000  2,500
Mitsubishi Estate Co. Ltd.   178,000  2,242
Mitsubishi Heavy Industries Ltd.   744,000  4,907
Murata Manufacturing Co. Ltd.   15,000  553
NEC Corp.   131,000  1,598
NKK Corp.   492,000  1,061
Nichiei Co. Ltd.   18,900  1,517
Nikko Securities Co. Ltd.   359,000  2,001
Nintendo Co. Ltd. Ord.   134,300  9,810
Nippon Telegraph & Telephone Corp. Ord.   306  2,156
Nitto Denko Corp.   16,000  232
Nomura Securities Co. Ltd.   507,000  5,667
Omron Corp.   105,000  1,984
Onward Kashiyama & Co. Ltd.   205,000  2,630
Orix Corp.   163,000  8,224
Ricoh Co. Ltd. Ord.   398,000  4,730
Rohm Co. Ltd.   54,000  4,182
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
JAPAN - CONTINUED
Sakura Bank Ltd.   1,400,000 $ 7,394
Sankyo Co. Ltd.   147,000  3,934
Shin-Etsu Chemical Co. Ltd.   52,000  1,043
Shinko Electric Industries Co. Ltd.   4,300  147
Sony Corp.   154,000  11,200
Shohkoh Fund & Co. Ltd.   2,200  512
TDK Corp.   63,000  4,537
Takeda Chemical Industries Ltd.   825,000  19,028
Terumo Corp.   78,000  1,185
THK Co. Ltd.   62,000  717
Toyota Motor Corp.   590,000  17,090
Tokyo Electron Ltd.   67,100  2,588
Uni Charm Corp. Ord.   51,000  1,562
Uny Co. Ltd.   174,000  3,054
Xebio Co. Ltd.   7,200  165
Yamanouchi Pharmaceutical Co. Ltd.   51,000  1,088
  268,938
KOREA (SOUTH) - 0.3%
Korea Electric Power Corp.   123,550  3,684
MALAYSIA - 0.3%
Arab Malaysian Corp. BHD  424,000  1,756
Magnum Corp. BHD  247,000  392
Oriental Holdings BHD  115,000  870
  3,018
MEXICO - 0.3%
Cifra SA Series C  1,127,200  1,730
Cifra SA de CV, Series A  137,865  208
Gruma SA Class B sponsored ADR (a)(c)  56,800  1,079
Tubos De Acero De Mexico ADR (a)  49,500  811
  3,828
NETHERLANDS - 7.7%
AKZO Nobel NV  96,400  12,425
Ahold NV  10,000  683
Chicago Bridge & Iron Co. NV  85,600  1,455
DSM NV  45,900  4,572
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NETHERLANDS - CONTINUED
ING Groep NV  253,970 $ 9,976
KBB NV Ord.   23,500  1,551
KLM Royal Dutch Air Lines NV  25,000  739
Koninklijke Hoogovens NV  75,300  3,441
Koninklijke KNP BT NV  184,000  3,628
Koninklijke Pakhoed NV  3,200  104
New Holland NV (a)  155,000  3,429
Philips Electronics NV (Bearer)  321,300  16,780
Royal Dutch Petroleum Co. Ord.   71,100  12,710
Unilever NV Ord.   64,600  12,569
Vendex International NV (c)  92,100  4,375
  88,437
NETHERLANDS ANTILLES - 0.2%
Schlumberger Ltd.   20,800  2,304
NEW ZEALAND - 0.0%
Air New Zealand Ltd. Class B  85,900  248
NORWAY - 0.7%
Den Norske Bank AS Class A Free shares  301,900  1,094
Elkem ASA  225,200  4,317
Orkla AS Class B (non-vtg.)  9,900  766
NCL Holdings AS  67,300  170
Saga Petroleum AS Class B  79,000  1,270
  7,617
PERU - 0.1%
Compania de Minas Buenaventura SA Class B
sponsored ADR  49,400  1,074
SINGAPORE - 0.1%
Kim Engineering Holdings Ltd.   1,700,000  1,398
SOUTH AFRICA - 0.3%
Gencor Ltd. (Reg.)  497,900  2,094
JCI Ltd.   125,200  1,210
  3,304
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SPAIN - 2.3%
Acerinox SA (Reg.)  18,409 $ 2,694
Asturiana del Zinc SA (c)  229,100  3,531
Banco Bilbao Vizcaya SA Ord. (Reg.)  46,600  3,141
Banco de Santander SA Ord. (Reg.)  26,700  2,012
Banco Intercontinental Espanol  6,600  986
Tabacalera SA, Series A  123,900  6,230
Telefonica de Espana SA Ord. (a)  318,800  8,179
  26,773
SWEDEN - 5.3%
ABB AB, Series B  94,000  1,138
Astra AB Class A Free shares  251,700  10,296
Assi Doman AB Free shares  40,200  1,007
Electrolux AB  60,500  3,470
Ericsson (L.M.) Telephone Co.:
Class B  97,800  3,091
 Class B ADR  30,500  1,026
Esselte AB Class B Free shares  57,700  1,316
Investor AB Class B Free shares  50,000  2,186
Nordbanken AB  98,600  3,028
SKF AB Ord.   22,200  481
Scania AB Class B  132,100  3,409
Skandia Foersaekrings AB  157,400  4,553
Svenska Cellulosa AB (SCA) Class B Ord.   64,500  1,381
Svenska Handelsbanken  100,100  2,755
Swedish Match Co.   1,326,600  4,328
Volvo AB Class B  686,500  17,279
  60,744
SWITZERLAND - 4.6%
ABB AG (Bearer)  400  484
Credit Suisse Group (Reg.)  121,725  13,705
Julius Baer Holding AG  3,429  4,292
Nestle SA (Reg.)  5,693  6,913
Novartis AG (Reg.)  15,000  19,764
Roche Holding AG participation certificates  762  6,436
Sulzer AG (Reg.)  1,500  1,033
Surveillance, Societe Generale (Bearer)  275  569
  53,196
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UNITED KINGDOM - 13.9%
Asda Group PLC  1,723,600 $ 3,218
BAT Industries PLC Ord.   967,700  8,154
BOC Group PLC  31,500  483
Barclays PLC Ord.   144,000  2,682
Barratt Developments PLC  529,800  2,228
Bass PLC Ord.   153,000  1,977
Blue Circle Industries PLC  273,000  1,862
Boots Co. PLC (The) Class L  204,100  2,293
British Aerospace PLC  164,200  3,495
British Petroleum PLC:
Ord.   611,435  7,028
 ADR  15,500  2,133
British Land Co. PLC (The) Ord.   32,300  321
British Steel PLC Ord.   780,000  1,760
British Telecommunications PLC Ord.   545,000  3,999
Cable & Wireless PLC Ord.   218,500  1,685
Caradon PLC  1,702,400  6,827
Cookson Group PLC  2,498,100  8,801
Dixons Group PLC  208,858  1,714
English China Clay PLC  99,700  333
Glaxo Holdings PLC  338,900  6,674
Granada Group PLC  523,400  7,571
Grand Metropolitan PLC  953,758  7,974
Guinness PLC Ord.   137,900  1,142
HSBC Holdings PLC Ord.   20,300  534
Hays PLC  60,700  537
ICI (Imperial Chemical Industries) PLC Class L  84,800  965
Inchcape PLC Ord.   239,500  1,065
Ladbroke Group PLC Ord.   724,800  2,706
Lloyds TSB Group PLC  1,188,774  10,866
LucasVarity PLC  1,385,800  4,207
Mercury Asset Management Group PLC  49,000  1,063
National Grid Co. PLC  991,700  3,574
Perpetual PLC  12,500  534
Prudential Corp. PLC  272,839  2,653
RTZ Corp. PLC Ord.   33,600  535
Redland PLC Ord.   290,800  1,652
Rentokil Group PLC  1,593,800  10,456
Rolls Royce PLC Ord.   488,378  1,927
Rugby Group PLC  654,700  1,190
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UNITED KINGDOM - CONTINUED
Shell Transport & Trading Co. PLC (Reg.)  485,500 $ 8,599
SmithKline Beecham PLC Ord.   604,430  9,695
Thames Water PLC Ord.   92,700  1,016
Unigate PLC  210,900  1,592
Unilever PLC Ord.   170,700  4,492
Vodafone Group PLC  1,177,893  5,278
WPP Group PLC  160,100  652
  160,142
UNITED STATES OF AMERICA - 1.8%
Alumax, Inc. (a)  154,400  5,636
Aluminum Co. of America  88,200  6,162
D.R. Horton, Inc.   103,900  1,013
Hertz Corp. Class A  4,500  131
Jefferson Smurfit Corp. (a)  37,000  481
Kaiser Aluminum Corp. (a)  83,400  897
MCI Communications Corp.   134,700  5,135
Newmont Mining Corp.   29,200  1,011
Silgan Holdings, Inc.   1,600  42
  20,508
TOTAL COMMON STOCKS
(Cost $886,410)   1,007,749
PREFERRED STOCKS - 1.1%
CONVERTIBLE PREFERRED STOCKS - 0.1%
JAPAN - 0.1%
AJL participating trust (a)  45,000  726
NONCONVERTIBLE PREFERRED STOCKS - 1.0%
ITALY - 1.0%
Banco Ambro Veneto  100  -
Stet (Societa Finanziaria Telefonica) Spa  2,167,900  8,032
Telecom Italia Mobile Spa de Risp  2,121,500  3,920
TOTAL NONCONVERTIBLE PREFERRED STOCKS   11,952
TOTAL PREFERRED STOCKS
(Cost $7,902)   12,678
CLOSED-END INVESTMENT COMPANIES - 0.4%
 SHARES VALUE (NOTE 1)
  (000S)
EMERGING MARKETS - 0.2%
GT Global Developing Markets Fund  117,300 $ 1,393
Morgan Stanley Asia-Pacific Fund, Inc.   52,400  511
TCW/DW Emerging Markets Opportunities Trust (SBI)  45,600  604
Templeton Dragon Fund, Inc.   33,000  487
  2,995
GERMANY - 0.2%
Emerging Germany Fund, Inc.   23,700  210
New Germany Fund, Inc. (The) (a)  118,800  1,708
  1,918
TOTAL CLOSED-END INVESTMENT COMPANIES
(Cost $4,905)   4,913
CONVERTIBLE BONDS - 0.2%
     PRINCIPAL
    AMOUNT (000S)
BERMUDA - 0.2%
MBL International Finance of Bermuda
3%, 11/30/02 (Cost $3,166)   $ 2,797  2,839
U.S. GOVERNMENT OBLIGATIONS - 0.0%
U.S. Treasury Bill, yields at dates of purchase
5.27% to 5.30%, 6/26/97 (b) (Cost $273)    275  273
CASH EQUIVALENTS - 10.6%
     SHARES
Taxable Central Cash Fund (d)
(Cost $121,288)    121,287,818  121,288
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,023,944)  $ 1,149,740
FUTURES CONTRACTS
AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
87 Nikkei 225 Futures Contracts   June 1997 $ 8,457 $ 290
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.7%
LEGEND
1. Non-income producing
2. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $248,000.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,749,000 or 1.0% of net assets.
4. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.45%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investment
in Securities
Aerospace & Defense   0.5%
Basic Industries    10.4
Cash Equivalents   10.6
Construction & Real Estate    3.5
Durables    10.5
Energy    6.7
Finance    13.9
Health    7.8
Holding Companies   1.2
Industrial Machinery &
 Equipment    4.9
Media & Leisure   2.4
Nondurables   6.3
Precious Metals   0.6
Retail & Wholesale   3.4
Services    2.0
Technology    8.4
Transportation   0.4
Utilities   6.5
     100.0%
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $1,024,136,000. Net unrealized appreciation aggregated $125,604,000, of which $170,842,000 related to appreciated investment securities and $45,238,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $1,023,944) -                                  $ 1,149,740
See accompanying schedule

Cash                                                                                     1,324

Receivable for investments sold                                                          13,330

Receivable for fund shares sold                                                          3,277

Dividends receivable                                                                     4,825

Interest receivable                                                                      587

Receivable for daily variation on futures contracts                                      156

Other receivables                                                                        10

Prepaid expenses                                                                         5

 TOTAL ASSETS                                                                            1,173,254

LIABILITIES

Payable for investments purchased                                            $ 29,445

Payable for fund shares redeemed                                              2,210

Accrued management fee                                                        732

Distribution fees payable                                                     459

Other payables and accrued expenses                                           342

 TOTAL LIABILITIES                                                                       33,188

NET ASSETS                                                                              $ 1,140,066

Net Assets consist of:

Paid in capital                                                                         $ 975,572

Undistributed net investment income                                                      2,549

Accumulated undistributed net realized gain (loss) on                                    35,992
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                            125,953
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                              $ 1,140,066


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                               $15.85
CLASS A:
NET ASSET VALUE and redemption price per share
 ($2,170 (divided by) 136.87 shares)

Maximum offering price per share (100/94.75 of $15.85)                              $16.73

CLASS T:                                                                            $15.96
NET ASSET VALUE and redemption price per share
 ($1,082,381 (divided by) 67,798 shares)

Maximum offering price per share (100/96.50 of $15.96)                              $16.54

CLASS B:                                                                            $15.70
NET ASSET VALUE and offering price per share
 ($26,135 (divided by) 1,664.48 shares) A

INSTITUTIONAL CLASS:                                                                $15.83
NET ASSET VALUE, offering price and redemption price
 per share ($29,380 (divided by) 1,856 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                             $ 9,538
Dividends

Interest                                                                       3,190

                                                                               12,728

Less foreign taxes withheld                                                    (1,069)

 TOTAL INCOME                                                                  11,659

EXPENSES

Management fee                                                     $ 4,059
Basic fee

 Performance adjustment                                             39

Transfer agent fees                                                 1,230

Distribution fees                                                   2,694

Accounting fees and expenses                                        298

Non-interested trustees' compensation                               4

Custodian fees and expenses                                         302

Registration fees                                                   62

Audit                                                               34

Legal                                                               12

Miscellaneous                                                       33

 Total expenses before reductions                                   8,767

 Expense reductions                                                 (55)       8,712

NET INVESTMENT INCOME                                                          2,947

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              37,714

 Foreign currency transactions                                      (19)

 Futures contracts                                                  (1,119)    36,576

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              60,602

 Assets and liabilities in foreign currencies                       (140)

 Futures contracts                                                  446        60,908

NET GAIN (LOSS)                                                                97,484

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                               $ 100,431
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS         YEAR ENDED
                                                          ENDED APRIL 30,    OCTOBER 31,
                                                          1997               1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 2,947            $ 11,992
Net investment income

 Net realized gain (loss)                                  36,576             48,710

 Change in net unrealized appreciation (depreciation)      60,908             25,789

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           100,431            86,491
FROM OPERATIONS

Distributions to shareholders                              (10,797)           (4,950)
From net investment income

 From net realized gain                                    (42,335)           (545)

 TOTAL DISTRIBUTIONS                                       (53,132)           (5,495)

Share transactions - net increase (decrease)               62,211             203,150

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  109,510            284,146

NET ASSETS

 Beginning of period                                       1,030,556          746,410

 End of period (including undistributed net investment    $ 1,140,066        $ 1,030,556
income of $2,549 and $11,770, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS       YEAR ENDED
      ENDED            OCTOBER 31,
      APRIL 30, 1997

      (UNAUDITED)      1996 F


SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 15.29      $ 14.98

Income from Investment Operations

 Net investment income                                               .04 E        .04 E

 Net realized and unrealized gain (loss)                             1.40         .27

 Total from investment operations                                    1.44         .31

Less Distributions

 From net investment income                                          (.25)        -

 From net realized gain                                              (.63)        -

 Total distributions                                                 (.88)        -

Net asset value, end of period                                      $ 15.85      $ 15.29

TOTAL RETURN B, C                                                    9.75%        2.07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 2,170      $ 637

Ratio of expenses to average net assets                              1.89% A,     1.16% A,
                                                                    G             G

Ratio of expenses to average net assets after expense reductions     1.88% A,     1.16% A
                                                                    H

Ratio of net investment income to average net assets                 .57% A       1.74% A

Portfolio turnover                                                   81% A        82%

Average commission rate D                                           $ .0206      $ .0133


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T

      SIX MONTHS       YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30, 1997

      (UNAUDITED)      1996                      1995   1994 F   1993   1992



SELECTED PER-SHARE DATA

Net asset value,                                           $ 15.30       $ 13.92     $ 14.06     $ 12.93     $ 9.07      $ 9.78
beginning of period

Income from
Investment
Operations

 Net investment                                             .04 D         .19 D,      .07         .01         .03         .05
income                                                                   I

 Net realized and                                           1.41          1.29        (.11)       1.14        3.93        (.62)
 unrealized gain
(loss)

 Total from investment                                      1.45          1.48        (.04)       1.15        3.96        (.57)

 operations

Less Distributions

 From net investment                                        (.16)         (.09)       -           -           (.07)       (.14)
 income

 From net realized gain                                     (.63)         (.01)       (.02)       (.02)       (.03) H     -

 In excess of net                                           -             -           (.08)       -           -           -
 realized gain

 Total distributions                                        (.79)         (.10)       (.10)       (.02)       (.10)       (.14)

Net asset value,                                           $ 15.96       $ 15.30     $ 13.92     $ 14.06     $ 12.93     $ 9.07
end of period

TOTAL RETURN B, C                                           9.78%         10.69%      (.25)       8.91%       44.13%      (5.88)
                                                                                     %                                   %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of                                         $ 1,082,381   $ 995,004   $ 741,928   $ 653,774   $ 221,370   $ 18,652
period (000 omitted)

Ratio of expenses to                                       1.65% A       1.61%       1.90%       2.12%       2.38%       2.64%
average net assets

Ratio of expenses to                                        1.64% A       1.60%       1.90%       2.12%       2.38%       2.64%
average net assets                                         , E           E
after expense
reductions

Ratio of net investment                                     .56% A        1.30%       1.01%       .05%        (.18)       .48%
income to average                                                                                   %
net assets

Portfolio turnover                                          81% A         82%         47%         34%         42%         168%

Average commission                                         $ .0206       $ .0133
rate G

A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C
TOTAL RETURNS DO NOT INCLUDE THE ONE
TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FMR OR THE
FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A PORTION OF THE
CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F
EFFECTIVE NOVEMBER 1, 1993, THE FUND
ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND
FINANCIAL STATEMENT PRESENTATION
OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY
INVESTMENT COMPANIES." AS A RESULT, NET
INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS
RELATED TO BOOK TO TAX
DIFFERENCES. G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1,
1995, A FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON
THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER. H  INCLUDES AMOUNTS
DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN CURRENCY RELATED
TRANSACTIONS TAXABLE AS ORDINARY
INCOME. I INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND
FROM VOLVO AB CLASS B WHICH
AMOUNTED TO $.04 PER SHARE.


FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS       YEARS ENDED OCTOBER
      ENDED            31,
      APRIL 30, 1997

      (UNAUDITED)      1996                   1995 F


SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 15.06      $ 13.92    $ 13.89

Income from Investment Operations

 Net investment income                                   .00 E        .08 E,     .01
                                                                      D

 Net realized and unrealized gain (loss)                 1.39         1.26       .02

 Total from investment operations                        1.39         1.34       .03

Less Distributions

 From net investment income                              (.12)        (.19)      -

 From net realized gain                                  (.63)        (.01)      -

 Total distributions                                     (.75)        (.20)      -

Net asset value, end of period                          $ 15.70      $ 15.06    $ 13.92

TOTAL RETURN B, C                                        9.51%        9.73%      .22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 26,135     $ 18,668   $ 2,999

Ratio of expenses to average net assets                  2.33% A      2.37%      1.97% A,
                                                                                 G

Ratio of expenses to average net assets after            2.32% A,     2.37%      1.97% A
expense reductions                                      H

Ratio of net investment income to average net assets     (.06)% A     .53%       .94% A

Portfolio turnover                                       81% A        82%        47%

Average commission rate I                               $ .0206      $ .0133


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM VOLVO AB CLASS B WHICH AMOUNTED TO $.04 PER SHARE.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS       YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30, 1997

      (UNAUDITED)      1996                      1995 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 15.20      $ 13.97     $ 13.89

Income from Investment Operations

 Net investment income                            .08 D        .21 D, I    .05

 Net realized and unrealized gain (loss)          1.41         1.24        .03

 Total from investment operations                 1.49         1.45        .08

Less Distributions

 From net investment income                       (.23)        (.21)       -

 From net realized gain                           (.63)        (.01)       -

 Total distributions                              (.86)        (.22)       -

Net asset value, end of period                   $ 15.83      $ 15.20     $ 13.97

TOTAL RETURN B, C                                 10.15%       10.51%      .58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 29,380     $ 16,247    $ 1,482

Ratio of expenses to average net assets           1.18% A      1.44%       .97% A,
                                                                           F

Ratio of expenses to average net assets after     1.17% A,     1.43% G     .97% A
expense reductions                               G

Ratio of net investment income to average net     1.13% A      1.46%       1.94% A
assets

Portfolio turnover                                81% A        82%         47%

Average commission rate H                        $ .0206      $ .0133


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM VOLVO AB CLASS B WHICH AMOUNTED TO $.04 PER SHARE.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $420,196,000 and $389,946,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $17,282,000 and $13,488,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .45%. The basic fee is subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the performance period) based on the investment performance of the lowest
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
performing class as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .77% of average net assets after the performance adjustment.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research Far East Inc., and Fidelity International Investment Advisors (FIIA). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 2,000       $ 2,000

CLASS T     2,581,000     2,581,000

CLASS B     111,000       28,000

           $ 2,694,000   $ 2,611,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 30,000    $ 24,000

CLASS T     383,000     283,000

CLASS B     36,000      0 *

           $ 449,000   $ 307,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
 THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER   AMOUNT        % OF
                       AGENT                    AVERAGE
                                                NET ASSETS

CLASS A                FIIOC*     $ 3,000        .38

CLASS T**              FIIOC*      1,173,000     .23

CLASS B                FIIOC*      34,000        .31

INSTITUTIONAL CLASS    FIIOC*      20,000        .17

                                  $ 1,230,000

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC.(FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $121,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
           FMR           REIMBURSEME
           EXPENSE       NT
           LIMITATIONS

CLASS A    2.00%         $ 10,000

In addition, FMR agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $1,000.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $40,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST
                       CREDITS

CLASS T                $ 1,000

INSTITUTIONAL CLASS     1,000

                       $ 2,000

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
AMOUNTS IN THOUSANDS          SIX MONTHS        YEAR ENDED
                              ENDED APRIL 30,   OCTOBER 31,
                              1997              1996 A

CLASS A

From net investment income    $ 15              $ -

From net realized gain         38                -

 Total                        $ 53              $ -


CLASS T

From net investment income    $ 10,326          $ 4,861

From net realized gain         40,659            540

 Total                        $ 50,985          $ 5,401


CLASS B

From net investment income    $ 154             $ 55

From net realized gain         812               3

 Total                        $ 966             $ 58


INSTITUTIONAL CLASS

From net investment income    $ 302             $ 34

From net realized gain         826               2

 Total                        $ 1,128           $ 36


                              $ 53,132          $ 5,495

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

AMOUNTS IN THOUSANDS             SIX MONTHS        YEAR ENDED    SIX MONTHS        YEAR ENDED
                                 ENDED APRIL 30,   OCTOBER 31,   ENDED APRIL 30,   OCTOBER 31,

                                 1997              1996 A        1997              1996 A



CLASS A                           98                48           $ 1,515           $ 729
Shares sold

Reinvestment of distributions     3                 -             52                -

Shares redeemed                   (6)               (6)           (96)              (90)

Net increase (decrease)           95                42           $ 1,471           $ 639

CLASS T                           15,435            30,743       $ 240,564         $ 457,298
Shares sold

Reinvestment of distributions     3,177             351           47,915            4,964

Shares redeemed                   (15,857)          (19,351)      (246,308)         (289,234)

Net increase (decrease)           2,755             11,743       $ 42,171          $ 173,028

CLASS B                           488               1,135        $ 7,487           $ 16,670
Shares sold

Reinvestment of distributions     63                4             930               54

Shares redeemed                   (126)             (115)         (1,930)           (1,701)

Net increase (decrease)           425               1,024        $ 6,487           $ 15,023

INSTITUTIONAL CLASS               956               1,071        $ 14,727          $ 16,083
Shares sold

Reinvestment of distributions     68                2             1,019             32

Shares redeemed                   (237)             (110)         (3,664)           (1,655)

Net increase (decrease)           787               963          $ 12,082          $ 14,460


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 13,000

CLASS T                 28,000

CLASS B                 10,000

INSTITUTIONAL CLASS     11,000

                       $ 62,000

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Richard Mace, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
* INDEPENDENT TRUSTEES
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)